UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-10521

Name of Fund: Corporate High Yield Fund V, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Corporate High Yield Fund V, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 03/01/06 - 05/31/06

Item 1 - Schedule of Investments

Corporate High Yield Fund V, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

                                     Face
                                   Amount   Corporate Bonds                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 5.4%    $ 2,125,000   Alliant Techsystems, Inc., 6.75% due 4/01/2016                            $   2,085,156
                                2,950,000   Alliant Techsystems, Inc., 3% due 8/15/2024 (a)(g)                            3,458,875
                                2,700,000   DRS Technologies, Inc., 6.875% due 11/01/2013                                 2,646,000
                                1,500,000   Esterline Technologies Corp., 7.75% due 6/15/2013                             1,537,500
                                1,150,000   K&F Acquisition, Inc., 7.75% due 11/15/2014                                   1,167,250
                                  825,000   L-3 Communications Corp., 7.625% due 6/15/2012                                  841,500
                                2,125,000   L-3 Communications Corp., 6.375% due 10/15/2015                               2,008,125
                                2,120,000   L-3 Communications Corp., 3% due 8/01/2035 (a)(g)                             2,056,400
                                1,150,000   Sensata Technologies B.V., 8% due 5/01/2014 (g)                               1,132,750
                                2,725,000   Standard Aero Holdings, Inc., 8.25% due 9/01/2014                             2,398,000
                                2,700,000   Transdigm, Inc., 8.375% due 7/15/2011                                         2,868,750
                                3,025,000   Vought Aircraft Industries, Inc., 8% due 7/15/2011                            2,843,500
                                                                                                                      -------------
                                                                                                                         25,043,806
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 1.1%                 3,500,000   American Airlines, Inc. Class C, 7.80% due 4/01/2008                          3,507,283
                                  205,392   Continental Airlines, Inc. Series 1997-4-B, 6.90% due 7/02/2018                 192,243
                                  167,429   Continental Airlines, Inc. Series 1998-1-C, 6.541% due 9/15/2009                158,324
                                1,123,016   Continental Airlines, Inc. Series 2001-1 Class  C, 7.033% due 12/15/2012      1,094,614
                                                                                                                      -------------
                                                                                                                          4,952,464
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 1.8%               3,550,000   Autonation, Inc., 7.045% due 4/15/2013 (c)(g)                                 3,585,500
                                2,300,000   Autonation, Inc., 7% due 4/15/2014 (g)                                        2,288,500
                                  900,000   General Motors Acceptance Corp., 7.25% due 3/02/2011                            858,662
                                1,509,000   Metaldyne Corp., 10% due 11/01/2013                                           1,448,640
                                                                                                                      -------------
                                                                                                                          8,181,302
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 4.8%             2,650,000   Allbritton Communications Co., 7.75% due 12/15/2012                           2,653,313
                                2,950,000   CMP Susquehanna Corp., 9.875% due 5/15/2014 (g)                               2,868,875
                                1,800,000   Nexstar Finance, Inc., 7% due 1/15/2014                                       1,680,750
                                4,475,000   Paxson Communications Corp., 8.318% due 1/15/2012 (c)(g)                      4,564,500
                                3,825,000   Salem Communications Corp., 7.75% due 12/15/2010                              3,825,000
                                2,400,000   Sinclair Broadcast Group, Inc., 8% due 3/15/2012                              2,457,000
                                2,925,000   Sirius Satellite Radio, Inc., 9.625% due 8/01/2013                            2,764,125
                                1,800,000   Xm Satellite Radio, Inc., 9.75% due 5/01/2014 (g)                             1,674,000
                                                                                                                      -------------
                                                                                                                         22,487,563
-----------------------------------------------------------------------------------------------------------------------------------
Cable - International - 0.6%    1,225,000   New Skies Satellites NV, 10.414% due 11/01/2011 (c)                           1,264,813
                                1,475,000   New Skies Satellites NV, 9.125% due 11/01/2012                                1,578,250
                                                                                                                      -------------
                                                                                                                          2,843,063
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 9.4%             1,250,000   Adelphia Communications Corp., 6% due 2/15/2006 (a)(b)(e)                        12,500
                                2,650,000   CCH I LLC, 11% due 10/01/2015                                                 2,279,000
                                3,400,000   CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                             3,417,000
                                  100,000   Cablevision Systems Corp. Series B, 9.62% due 4/01/2009 (c)                     106,250
                                3,750,000   Cablevision Systems Corp. Series B, 8% due 4/15/2012                          3,712,500
                                3,200,000   Charter Communications Holdings II LLC, 10.25% due 9/15/2010                  3,192,000
                                3,925,000   Intelsat Subsidiary Holding Co. Ltd., 9.614% due 1/15/2012 (c)                3,978,968
                                3,100,000   Intelsat Subsidiary Holding Co. Ltd., 8.625% due 1/15/2015                    3,138,750
                                  981,000   Loral Spacecom Corp., 14% due 10/15/2015 (f)                                  1,147,770
                                3,725,000   Mediacom Broadband LLC, 11% due 7/15/2013                                     3,929,875
                                3,675,000   Mediacom LLC, 9.50% due 1/15/2013                                             3,693,375

Corporate High Yield Fund V, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

                                     Face
                                   Amount   Corporate Bonds                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                              $ 3,313,000   PanAmSat Corp., 9% due 8/15/2014                                          $   3,437,238
                                1,425,000   PanAmSat Holding Corp., 9.903% due 11/01/2014 (m)                             1,036,688
                                2,975,000   Quebecor Media, Inc., 7.75% due 3/15/2016 (g)                                 3,019,625
                                4,800,000   Quebecor World Capital Corp., 8.75% due 3/15/2016 (g)                         4,524,926
                                2,950,000   Rainbow National Services LLC, 10.375% due 9/01/2014 (g)                      3,296,625
                                                                                                                      -------------
                                                                                                                         43,923,090
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 4.9%                2,211,000   BCP Caylux Holdings Luxembourg SCA, 9.625% due 6/15/2014                      2,426,573
                                2,217,000   Huntsman International, LLC, 10.125% due 7/01/2009                            2,255,797
                                2,400,000   Innophos, Inc., 8.875% due 8/15/2014                                          2,442,000
                                4,450,000   Millennium America, Inc., 9.25% due 6/15/2008                                 4,611,312
                                1,775,000   Nalco Co., 7.75% due 11/15/2011                                               1,779,437
                                1,775,000   Nalco Co., 8.875% due 11/15/2013                                              1,826,031
                                1,352,000   Nalco Finance Holdings, Inc., 9.161% due 2/01/2014 (m)                        1,042,730
                                2,975,000   Nova Chemicals Corp., 8.405% due 11/15/2013 (c)                               2,997,313
                                3,325,000   Omnova Solutions, Inc., 11.25% due 6/01/2010                                  3,549,438
                                                                                                                      -------------
                                                                                                                         22,930,631
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.9%      2,050,000   Sealy Mattress Co., 8.25% due 6/15/2014                                       2,132,000
                                  900,000   Simmons Bedding Co., 7.875% due 1/15/2014                                       875,250
                                1,167,000   Tempur-Pedic, Inc., 10.25% due 8/15/2010                                      1,237,020
                                                                                                                      -------------
                                                                                                                          4,244,270
-----------------------------------------------------------------------------------------------------------------------------------
Consumer -                      1,900,000   American Greetings Corp., 7.375% due 6/01/2016                                1,928,500
Non-Durables - 5.6%             3,500,000   Chattem, Inc., 7% due 3/01/2014                                               3,447,500
                                4,325,000   Church & Dwight Co., Inc., 6% due 12/15/2012                                  4,108,750
                                5,325,000   Hines Nurseries, Inc., 10.25% due 10/01/2011                                  5,112,000
                                2,375,000   Levi Strauss & Co., 9.74% due 4/01/2012 (c)                                   2,455,156
                                2,925,000   Levi Strauss & Co., 8.875% due 4/01/2016 (g)                                  2,873,812
                                3,000,000   Quiksilver, Inc., 6.875% due 4/15/2015                                        2,835,000
                                3,275,000   Samsonite Corp., 8.875% due 6/01/2011                                         3,414,188
                                                                                                                      -------------
                                                                                                                         26,174,906
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 8.8%        1,500,000   American Media Operations, Inc. Series B, 10.25% due 5/01/2009                1,368,750
                                4,350,000   CBD Media, Inc., 8.625% due 6/01/2011                                         4,360,875
                                2,400,000   Cadmus Communications Corp., 8.375% due 6/15/2014                             2,406,000
                                3,350,000   CanWest Media, Inc., 8% due 9/15/2012                                         3,375,125
                                2,171,000   Dex Media West LLC, 9.875% due 8/15/2013                                      2,366,390
                                3,925,000   Houghton Mifflin Co., 8.25% due 2/01/2011                                     4,023,125
                                2,375,000   Houghton Mifflin Co., 12.031% due 5/15/2011 (c)(g)                            2,348,281
                                5,198,000   Liberty Media Corp., 0.75% due 3/30/2023 (a)                                  5,496,885
                                1,150,000   RH Donnelley Corp., 6.875% due 1/15/2013 (g)                                  1,052,250
                                2,175,000   RH Donnelley Corp., 8.875% due 1/15/2016 (g)                                  2,185,875
                                2,150,000   RH Donnelley Corp. Series A-2, 6.875% due 1/15/2013 (g)                       1,967,250
                                2,050,000   Six Flags, Inc., 9.625% due 6/01/2014                                         2,024,375
                                2,650,000   Universal City Florida Holding Co. I, 9.899% due 5/01/2010 (c)                2,736,125
                                5,175,000   Yell Finance BV, 11.201% due 8/01/2011 (m)                                    5,474,529
                                                                                                                      -------------
                                                                                                                         41,185,835
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &          2,325,000   Belden & Blake Corp., 8.75% due 7/15/2012                                     2,377,312
Production - 4.6%               2,300,000   Chaparral Energy, Inc., 8.50% due 12/01/2015 (g)                              2,328,750
                                4,450,000   Compton Petroleum Finance Corp., 7.625% due 12/01/2013                        4,338,750
                                3,000,000   Encore Acquisition Co., 6.25% due 4/15/2014                                   2,752,500
                                3,850,000   Exco Resources, Inc., 7.25% due 1/15/2011                                     3,753,750
                                  400,000   Plains Exploration & Production Co., 7.125% due 6/15/2014                       395,000
                                3,900,000   Plains Exploration & Production Co. Series B, 8.75% due 7/01/2012             4,075,500
                                1,450,000   Quicksilver Resources, Inc., 7.125% due 4/01/2016                             1,384,750
                                                                                                                      -------------
                                                                                                                         21,406,312
-----------------------------------------------------------------------------------------------------------------------------------

Corporate High Yield Fund V, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

                                     Face
                                   Amount   Corporate Bonds                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 4.1%         $ 1,575,000   Copano Energy LLC, 8.125% due 3/01/2016 (g)                               $   1,598,625
                                2,900,000   Dresser, Inc., 9.375% due 4/15/2011                                           3,001,500
                                  600,000   Ferrellgas Escrow LLC, 6.75% due 5/01/2014                                      574,500
                                3,500,000   Ferrellgas Partners LP, 8.75% due 6/15/2012                                   3,570,000
                                3,000,000   Ocean RIG ASA, 8.99% due 4/04/2011                                            2,985,000
                                1,050,000   PHI, Inc., 7.125% due 4/15/2013 (g)                                           1,023,750
                                3,500,000   SemGroup LP, 8.75% due 11/15/2015 (g)                                         3,552,500
                                2,925,000   Suburban Propane Partners, LP, 6.875% due 12/15/2013                          2,764,125
                                                                                                                      -------------
                                                                                                                         19,070,000
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 0.4%                1,650,000   Saxon Capital, Inc., 12% due 5/01/2014 (g)                                    1,683,000
-----------------------------------------------------------------------------------------------------------------------------------
Food & Drug - 0.2%                700,000   Stripes Acquisition LLC, 10.625% due 12/15/2013 (g)                             759,500
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 2.9%           1,225,000   AmeriQual Group LLC, 9.25% due 4/01/2012 (g)                                  1,267,875
                                1,025,000   Constellation Brands Inc., 8.125% due 1/15/2012                               1,053,187
                                4,350,000   Cott Beverages USA, Inc., 8% due 12/15/2011                                   4,360,875
                                3,673,000   Del Monte Corp., 8.625% due 12/15/2012                                        3,829,102
                                  900,000   Michael Foods, Inc., 8% due 11/15/2013                                          897,750
                                2,100,000   National Beef Packing Co. LLC, 10.50% due 8/01/2011                           2,110,500
                                                                                                                      -------------
                                                                                                                         13,519,289
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 10.0%                  4,800,000   Boyd Gaming Corp., 8.75% due 4/15/2012                                        5,076,000
                                2,275,000   CCM Merger, Inc., 8% due 8/01/2013 (g)                                        2,184,000
                                2,075,000   Caesars Entertainment, Inc., 7.875% due 3/15/2010                             2,173,563
                                1,600,000   Galaxy Entertainment Finance Co. Ltd., 9.655% due 12/15/2010 (c)(g)           1,672,000
                                  850,000   Galaxy Entertainment Finance Co. Ltd., 9.875% due 12/15/2012 (g)                888,250
                                2,650,000   Inn of the Mountain Gods Resort & Casino, 12% due 11/15/2010                  2,835,500
                                1,825,000   Isle of Capri Casinos, Inc., 9% due 3/15/2012                                 1,925,375
                                  600,000   Isle of Capri Casinos, Inc., 7% due 3/01/2014                                   582,000
                                2,375,000   Little Traverse Bay Bands of Odawa Indians, 10.25% due 2/15/2014 (g)          2,351,250
                                2,325,000   MGM Mirage, 9.75% due 6/01/2007                                               2,403,468
                                1,250,000   MGM Mirage, 6.75% due 4/01/2013 (g)                                           1,220,312
                                1,525,000   Mirage Resorts, Inc., 6.75% due 2/01/2008                                     1,540,250
                                2,950,000   Penn National Gaming, Inc., 6.875% due 12/01/2011                             2,927,875
                                3,800,000   Poster Financial Group, Inc., 8.75% due 12/01/2011                            3,999,500
                                3,950,000   Resorts International Hotel and Casino, Inc., 11.50% due 3/15/2009            4,305,500
                                1,525,000   San Pasqual Casino, 8% due 9/15/2013 (g)                                      1,532,625
                                1,775,000   Station Casinos, Inc., 6.50% due 2/01/2014                                    1,695,125
                                2,050,000   Station Casinos, Inc., 6.625% due 3/15/2018                                   1,906,500
                                2,950,000   Trump Entertainment Resorts, Inc., 8.50% due 6/01/2015                        2,891,000
                                2,700,000   Wynn Las Vegas LLC, 6.625% due 12/01/2014                                     2,561,625
                                                                                                                      -------------
                                                                                                                         46,671,718
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 9.6%                975,000   Angiotech Pharmaceuticals, Inc., 7.75% due 4/01/2014 (g)                        972,563
                                1,750,000   Athena Neurosciences Finance LLC, 7.25% due 2/21/2008                         1,741,250
                                2,950,000   Cubist Pharmaceuticals, Inc., 5.50% due 11/01/2008 (a)                        3,016,375
                                5,225,000   DaVita, Inc., 7.25% due 3/15/2015                                             5,094,375
                                2,950,000   Elan Finance Plc, 9.17% due 11/15/2011 (c)                                    2,986,875
                                2,775,000   HCA, Inc., 5.50% due 12/01/2009                                               2,686,899
                                3,300,000   Mylan Laboratories, Inc., 5.75% due 8/15/2010                                 3,201,000
                                  900,000   Mylan Laboratories, Inc., 6.375% due 8/15/2015                                  868,500
                                2,200,000   Select Medical Corp., 7.625% due 2/01/2015                                    1,963,500
                                3,050,000   Select Medical Corp., 10.82% due 9/15/2015 (c)(g)                             2,874,625
                                1,500,000   Tenet Healthcare Corp., 9.875% due 7/01/2014                                  1,526,250

Corporate High Yield Fund V, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

                                     Face
                                   Amount   Corporate Bonds                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                              $ 2,950,000   Triad Hospitals, Inc., 7% due 5/15/2012                                   $   2,924,188
                                4,075,000   U.S. Oncology, Inc., 9% due 8/15/2012                                         4,268,563
                                1,500,000   VWR International, Inc., 8% due 4/15/2014                                     1,507,500
                                2,950,000   Vanguard Health Holding Co. II, LLC, 9% due 10/01/2014                        3,023,750
                                5,950,000   Ventas Realty LP, 6.75% due 6/01/2010                                         5,972,313
                                                                                                                      -------------
                                                                                                                         44,628,526
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 5.5%                  7,100,000   Building Materials Corp. of America, 8% due 10/15/2007                        7,153,250
                                3,325,000   Building Materials Corp. of America, 8% due 12/01/2008                        3,362,406
                                4,200,000   Forest City Enterprises, Inc., 7.625% due 6/01/2015                           4,284,000
                                1,525,000   Goodman Global Holding Co., Inc., 7.491% due 6/15/2012 (c)                    1,544,062
                                2,125,000   Goodman Global Holding Co., Inc., 7.875% due 12/15/2012                       2,082,500
                                3,000,000   Ply Gem Industries, Inc., 9% due 2/15/2012                                    2,827,500
                                3,200,000   Technical Olympic USA, Inc., 8.25% due 4/01/2011 (g)                          3,128,000
                                1,100,000   Texas Industries, Inc., 7.25% due 7/15/2013                                   1,122,000
                                                                                                                      -------------
                                                                                                                         25,503,718
-----------------------------------------------------------------------------------------------------------------------------------
Information                     2,636,000   Cypress Semiconductor Corp., 1.25% due 6/15/2008 (a)                          3,057,760
Technology - 6.1%               3,225,000   Freescale Semiconductor, Inc., 7.818% due 7/15/2009 (c)                       3,289,500
                                2,500,000   MagnaChip Semiconductor SA, 8.16% due 12/15/2011 (c)                          2,481,250
                                1,500,000   MagnaChip Semiconductor SA, 8% due 12/15/2014                                 1,305,000
                                2,960,000   Quantum Corp., 4.375% due 8/01/2010 (a)                                       2,767,600
                                3,650,000   Sungard Data Systems, Inc., 9.125% due 8/15/2013 (g)                          3,827,938
                                2,525,000   Sungard Data Systems, Inc., 9.431% due 8/15/2013 (c)(g)                       2,657,563
                                1,475,000   Sungard Data Systems, Inc., 10.25% due 8/15/2015 (g)                          1,541,375
                                  600,000   Telcordia Technologies, Inc., 10% due 3/15/2013 (g)                             565,500
                                1,850,000   UGS Corp., 10% due 6/01/2012                                                  2,007,250
                                4,875,000   Viasystems, Inc., 10.50% due 1/15/2011                                        4,923,750
                                                                                                                      -------------
                                                                                                                         28,424,486
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 1.8%                  1,875,000   FelCor Lodging LP, 8.50% due 6/01/2011                                        2,006,250
                                4,650,000   FelCor Lodging LP, 9.57% due 6/01/2011 (c)                                    4,795,312
                                1,500,000   Host Marriott LP, 6.75% due 6/01/2016 (g)                                     1,456,875
                                                                                                                      -------------
                                                                                                                          8,258,437
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 4.6%            3,325,000   CPI Holdco, Inc., 10.561% due 2/01/2015 (c)                                   3,424,750
                                2,950,000   Chart Industries, Inc., 9.125% due 10/15/2015 (g)                             3,127,000
                                5,500,000   EaglePicher Inc., 9.75% due 9/01/2013 (b)                                     3,643,750
                                3,050,000   Invensys Plc, 9.875% due 3/15/2011 (g)                                        3,309,250
                                1,525,000   Mueller Group, Inc., 10% due 5/01/2012                                        1,666,062
                                1,000,000   Rexnord Corp., 10.125% due 12/15/2012                                         1,110,000
                                1,500,000   Superior Essex Communications LLC, 9% due 4/15/2012                           1,533,750
                                3,650,000   Trimas Corp., 9.875% due 6/15/2012                                            3,485,750
                                                                                                                      -------------
                                                                                                                         21,300,312
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 2.0%            2,300,000   Foundation PA Coal Co., 7.25% due 8/01/2014                                   2,311,500
                                3,500,000   Indalex Holding Corp., 11.50% due 2/01/2014 (g)                               3,675,000
                                3,250,000   Novelis, Inc., 8% due 2/15/2015                                               3,103,750
                                                                                                                      -------------
                                                                                                                          9,090,250
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 2.6%                3,250,000   Graham Packing Co., Inc., 9.875% due 10/15/2014                               3,315,000
                                4,475,000   Owens-Brockway, 8.875% due 2/15/2009                                          4,620,438
                                1,500,000   Owens-Brockway, 8.25% due 5/15/2013                                           1,515,000
                                2,600,000   Packaging Dynamics Finance Corp., 10% due 5/01/2016 (g)                       2,619,500
                                                                                                                      -------------
                                                                                                                         12,069,938
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 6.3%                    2,925,000   Abitibi-Consolidated, Inc., 8.41% due 6/15/2011 (c)                           2,932,313
                                3,025,000   Boise Cascade LLC, 7.943% due 10/15/2012 (c)                                  3,040,125
                                4,075,000   Bowater, Inc., 7.91% due 3/15/2010 (c)                                        4,115,750

Corporate High Yield Fund V, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

                                     Face
                                   Amount   Corporate Bonds                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                              $ 4,375,000   Domtar, Inc., 7.125% due 8/15/2015                                        $   3,806,250
                                1,550,000   Graphic Packaging International Corp., 8.50% due 8/15/2011                    1,561,625
                                2,675,000   Graphic Packaging International Corp., 9.50% due 8/15/2013                    2,688,375
                                3,200,000   JSG Funding Plc, 9.625% due 10/01/2012                                        3,336,000
                                2,275,000   NewPage Corp., 11.399% due 5/01/2012 (c)                                      2,474,063
                                2,225,000   NewPage Corp., 12% due 5/01/2013                                              2,380,750
                                3,150,000   Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011                        3,134,250
                                                                                                                      -------------
                                                                                                                         29,469,501
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 1.8%                   3,775,000   Jean Coutu Group, Inc., 8.50% due 8/01/2014                                   3,510,750
                                2,125,000   Neiman-Marcus Group, Inc., 9% due 10/15/2015 (g)                              2,212,656
                                2,325,000   Neiman-Marcus Group, Inc., 10.375% due 10/15/2015 (g)                         2,447,062
                                                                                                                      -------------
                                                                                                                          8,170,468
-----------------------------------------------------------------------------------------------------------------------------------
Service - 6.3%                  2,350,000   Avis Budget Car Rental LLC, 7.576% due 5/15/2014 (c)(g)                       2,385,250
                                  800,000   Avis Budget Car Rental LLC, 7.625% due 5/15/2014 (g)                            804,000
                                4,075,000   Corrections Corp. of America, 7.50% due 5/01/2011                             4,115,750
                                2,625,000   Dycom Industries, Inc., 8.125% due 10/15/2015                                 2,677,500
                                1,975,000   MSW Energy Holdings LLC, 8.50% due 9/01/2010                                  2,049,062
                                  750,000   MSW Energy Holdings II LLC, 7.375% due 9/01/2010                                753,750
                                3,000,000   Mac-Gray Corp., 7.625% due 8/15/2015                                          3,060,000
                                4,125,000   Service Corp. International, 7.50% due 6/15/2017 (g)                          3,918,750
                                5,150,000   United Rentals North America, Inc., 7.75% due 11/15/2013                      5,047,000
                                4,425,000   Waste Services, Inc., 9.50% due 4/15/2014                                     4,546,688
                                                                                                                      -------------
                                                                                                                         29,357,750
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 1.2%                    2,925,000   Chaparral Steel Co., 10% due 7/15/2013                                        3,254,062
                                2,000,000   Ucar Finance, Inc., 10.25% due 2/15/2012                                      2,130,000
                                                                                                                      -------------
                                                                                                                          5,384,062
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 4.9%       2,274,000   ADC Telecommunications, Inc., 1% due 6/15/2008 (a)                            2,123,348
                                  900,000   ADC Telecommunications, Inc., 5.045% due 6/15/2013 (a)(c)                       874,125
                                3,450,000   Eircom Funding Plc, 8.25% due 8/15/2013                                       3,700,125
                                2,925,000   Inmarsat Finance Plc, 7.625% due 6/30/2012                                    2,983,500
                                4,350,000   LCI International, Inc., 7.25% due 6/15/2007                                  4,371,750
                                3,375,000   Nordic Telephone Co. Holdings ApS, 8.875% due 5/01/2016 (g)                   3,484,688
                                  650,000   Qwest Communications International, Inc., 7.50% due 2/15/2014                   643,500
                                2,150,000   Qwest Corp., 8.16% due 6/15/2013 (c)                                          2,319,313
                                  850,000   Qwest Corp., 7.625% due 6/15/2015                                               864,875
                                1,400,000   Time Warner Telecom Holdings, Inc., 9.17% due 2/15/2011 (c)                   1,421,000
                                                                                                                      -------------
                                                                                                                         22,786,224
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 1.1%             925,000   OMI Corp., 7.625% due 12/01/2013                                                920,375
                                3,750,000   Teekay Shipping Corp., 8.875% due 7/15/2011                                   4,031,250
                                                                                                                      -------------
                                                                                                                          4,951,625
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 10.5%                 3,699,000   The AES Corp., 9.375% due 9/15/2010                                           4,004,168
                                2,375,000   The AES Corp., 8.75% due 5/15/2013 (g)                                        2,565,000
                                2,900,000   Aquila, Inc., 7.625% due 11/15/2009                                           3,012,375
                                2,900,000   Centerpoint Energy, Inc. Series B, 3.75% due 5/15/2023 (a)                    3,233,500
                                3,075,000   Dynegy Holdings, Inc., 8.375% due 5/01/2016 (g)                               3,059,625
                                3,342,000   ESI Tractebel Acquisition Corp. Series B, 7.99% due 12/30/2011                3,458,746
                                3,775,000   Edison Mission Energy, 7.50% due 6/15/2013 (g)                                3,737,250
                                3,600,000   Mirant North America LLC, 7.375% due 12/31/2013 (g)                           3,555,000

Corporate High Yield Fund V, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

                                     Face
                                   Amount   Corporate Bonds                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                              $ 2,325,000   NRG Energy, Inc., 7.25% due 2/01/2014                                     $   2,325,000
                                2,300,000   NRG Energy, Inc., 7.375% due 2/01/2016                                        2,302,875
                                  610,000   Nevada Power Co., 9% due 8/15/2013                                              666,740
                                3,120,000   Nevada Power Co. Series E, 10.875% due 10/15/2009                             3,338,961
                                4,450,000   Reliant Energy, Inc., 9.50% due 7/15/2013                                     4,494,500
                                2,475,000   Sierra Pacific Power Co. Series A, 8% due 6/01/2008                           2,555,413
                                1,825,000   Sierra Pacific Resources, 8.625% due 3/15/2014                                1,965,852
                                1,550,000   Southern Natural Gas Co., 8.875% due 3/15/2010                                1,640,815
                                3,152,833   Tenaska Alabama Partners LP, 7% due 6/30/2021 (g)                             3,107,902
                                                                                                                      -------------
                                                                                                                         49,023,722
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                        2,400,000   Centennial Cellular Operating Co. LLC, 10.125% due 6/15/2013                  2,586,000
Communications - 4.4%           1,900,000   Dobson Communications Corp., 9.318% due 10/15/2012 (c)                        1,919,000
                                3,550,000   IWO Holdings, Inc., 8.813% due 1/15/2012 (c)                                  3,683,125
                                1,575,000   Rogers Wireless Communications, Inc., 8.035% due 12/15/2010 (c)               1,624,219
                                  250,000   Rogers Wireless Communications, Inc., 8% due 12/15/2012                         257,188
                                5,025,000   Rogers Wireless Communications, Inc., 6.375% due 3/01/2014                    4,786,313
                                1,425,000   Rural Cellular Corp., 9.41% due 3/15/2010 (c)                                 1,453,500
                                3,025,000   Rural Cellular Corp., 8.25% due 3/15/2012                                     3,115,750
                                  875,000   Rural Cellular Corp., 8.25% due 3/15/2012 (g)                                   901,250
                                                                                                                      -------------
                                                                                                                         20,326,345
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Corporate Bonds (Cost - $623,204,636) - 133.8%                        623,822,113
-----------------------------------------------------------------------------------------------------------------------------------

                                            Floating Rate Loan Interests (d)
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 1.6%             7,675,000   Century Cable Holdings LLC, Discretionary Term Loan, 10% due 12/31/2009       7,470,692
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.0%                4,650,000   Wellman, Inc. Second Lien Term Loan, 11.899% due 2/10/2010                    4,756,806
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Floating Rate Loan Interests (Cost - $11,866,463) - 2.6%               12,227,498
-----------------------------------------------------------------------------------------------------------------------------------

                                            Foreign Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
Government - Foreign - 2.2%     2,975,000   Brazilian Government International Bond, 8.75% due 2/04/2025                  3,168,375
                                2,975,000   Brazilian Government International Bond, 8.25% due 1/20/2034                  3,019,625
                                1,800,000   Philippine Government International Bond, 8.375% due 2/15/2011                1,899,000
                                1,750,000   Turkey Government International Bond, 6.875% due 3/17/2036                    1,531,250
                                  600,000   Venezuela Government International Bond, 7.65% due 4/21/2025                    608,400
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Foreign Government Obligations (Cost - $10,124,221) - 2.2%             10,226,650
-----------------------------------------------------------------------------------------------------------------------------------

                                   Shares
                                     Held   Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                    27,306   ABX Air, Inc. (i)                                                               184,042
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.8%               133,564   Loral Space & Communications Ltd. (i)                                         3,739,792
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%               21,651   New World Pasta Co. (i)(l)                                                      154,805
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.6%              109,685   Medis Technologies Ltd. (i)                                                   2,658,764
-----------------------------------------------------------------------------------------------------------------------------------

Corporate High Yield Fund V, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

                                   Shares
                                     Held   Common Stocks                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.1%                      149,825   Western Forest Products, Inc. (i)                                         $     234,070
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks (Cost - $9,579,637) - 1.5%                                6,971,473
-----------------------------------------------------------------------------------------------------------------------------------
                                            Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------

                                     Face
                                   Amount   Capital Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 1.2%            $ 5,550,000   Fresenius Medical Care Capital Trust II, 7.875% due 2/01/2008                 5,661,000
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Capital Trusts (Cost - $5,281,084) - 1.2%                               5,661,000
-----------------------------------------------------------------------------------------------------------------------------------

                                   Shares
                                     Held   Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.5%                 124,814   General Motors Corp. Series C, 6.25% (a)                                      2,495,032
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.4%                 8,709   Loral Spacecom Corp. Series A, 12% (f)                                        1,724,382
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total  Preferred Stocks (Cost - $4,843,797) - 0.9%                            4,219,414
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total  Preferred Securities (Cost - $10,124,881) - 2.1%                       9,880,414
-----------------------------------------------------------------------------------------------------------------------------------

                                            Warrants (h)
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%               16,037   New World Pasta Co. Series A (expires 12/07/2010) (l)                            43,300
                                   17,819   New World Pasta Co. Series B (expires 12/07/2010) (l)                            33,856
                                                                                                                      -------------
                                                                                                                             77,156
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.0%                 52,465   HealthSouth Corp. (expires 1/16/2014)                                            91,814
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.0%                        1,100   MDP Acquisitions Plc (expires 10/01/2013)                                        11,000
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                            1,350   American Tower Corp. (expires 8/01/2008)                                        588,556
Communications - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Warrants (Cost - $164,987) - 0.1%                                         768,526
-----------------------------------------------------------------------------------------------------------------------------------

                               Beneficial
                                 Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                              $ 2,125,196   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I, 4.85% (j)(k)         2,125,196
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Short-Term Securities (Cost - $2,125,196) - 0.5%                        2,125,196
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Investments (Cost - $667,190,021*) - 142.9%                           666,021,870

                                            Liabilities in Excess of Other Assets - (42.9%)                            (199,925,345)
                                                                                                                      -------------
                                            Net Assets - 100.0%                                                       $ 466,096,525
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 669,178,892
                                                                  =============
      Gross unrealized appreciation                               $  12,910,998
      Gross unrealized depreciation                                 (16,068,020)
                                                                  -------------
      Net unrealized depreciation                                 $  (3,157,022)
                                                                  =============

(a)   Convertible security.
(b) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(c)   Floating rate note.
(d) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.
(e) As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity.
(f) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(g) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

Corporate High Yield Fund V, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

(h) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(i)   Non-income producing security.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                        Net             Interest
      Affiliate                                      Activity            Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
      LLC Cash Sweep Series I                       $2,082,836           $20,635
      --------------------------------------------------------------------------

(k)   Represents the current yield as of 5/31/2006.
(l) Restricted securities as to resale, representing less than 0.1% of net assets were as follows:

      --------------------------------------------------------------------------
                                       Acquisition
      Issue                                Date            Cost           Value
      --------------------------------------------------------------------------
      New World Pasta Co.               5/19/2006       $2,548,078      $154,805
      New World Pasta Co.
      Series A (Expires 12/7/2010)      5/19/2006           43,300        43,300
      New World Pasta Co.
      Series B (Expires 12/7/2010)      5/19/2006           33,856        33,856
      --------------------------------------------------------------------------
      Total                                             $2,625,234      $231,961
                                                        ========================

(m) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Swaps outstanding as of May 31, 2006 were as follows:

      --------------------------------------------------------------------------------
                                                                           Unrealized
                                                           Notional       Appreciation
                                                            Amount       (Depreciation)
      --------------------------------------------------------------------------------
      Sold credit default protection on
      General Motors Corp. and receive 5%
      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2006                                   $1,225,000      $     35,425

      Sold credit default protection on
      General Motors Acceptance Corp. and receive 4%
      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2006                                   $1,225,000             1,775

      Sold credit default protection on
      General Motors Acceptance Corp. and receive 3.50%
      Broker, JPMorgan Chase Bank
      Expires March 2007                                  $1,225,000             3,392

      Sold credit default protection on
      General Motors Acceptance Corp. and receive 4.50%
      Broker, Morgan Stanley Capital Services, Inc.
      Expires March 2007                                  $1,225,000            12,780

Corporate High Yield Fund V, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

      --------------------------------------------------------------------------------
                                                                           Unrealized
                                                           Notional       Appreciation
                                                            Amount       (Depreciation)
      --------------------------------------------------------------------------------
      Sold credit default protection on
      General Motors Corp. and receive 4.40%
      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2007                                  $  600,000       $    (21,037)

      Sold credit default protection on
      General Motors Corp. and receive 8%
      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2007                                  $  600,000               (431)

      Sold credit default protection on
      Russian Federation and receive 0.73%
      Broker, UBS Warburg
      Expires October 2010                               $2,400,000              6,540

      Sold credit default protection on
      Federative Republic of Brazil and receive 3.44%
      Broker, Morgan Stanley Capital Services, Inc.
      Expires October 2010                               $1,500,000             94,709

      Sold credit default protection on
      Dow Jones CDX Emerging Markets Index Series 5
      and receive 1.35%
      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2011                                  $6,100,000            (64,758)

      Sold credit default protection on
      Dow Jones CDX North American High Yield
      Index Series 6 and receive 3.45%
      Broker, UBS Warburg
      Expires June 2011                                  $1,500,000             (6,565)

      Sold credit default protection on
      Dow Jones CDX North American High Yield
      Index Series 6 and receive 3.45%
      Broker, UBS Warburg
      Expires June 2011                                  $4,575,000            (25,304)

      Sold credit default protection on
      Dow Jones CDX North American High Yield B
      Index Series 6 and receive 3%
      Broker, UBS Warburg
      Expires June 2011                                  $4,575,000            (19,697)
      --------------------------------------------------------------------------------
      Total                                                               $     16,829
                                                                          ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Corporate High Yield Fund V, Inc.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Corporate High Yield Fund V, Inc.

Date: July 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Corporate High Yield Fund V, Inc.

Date: July 21, 2006


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke
    Chief Financial Officer
    Corporate High Yield Fund V, Inc.

Date: July 21, 2006